Segment Reporting - Summary of Segment Reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 486,987	R$ 435,947	R$ 496,036
Fund Advisory fee	43,480	24,072	73,066
Fund Management fee	420,879	396,532	384,321
Fund Performance fee	22,628	15,343	38,649
Taxes and contributions	(32,567)	(27,852)	(30,578)
Net revenue from services rendered	454,420	408,095	465,458
General and administrative expenses	(237,297)	(215,073)	(222,998)
Share-based payments	(14,967)	(14,276)
Operating profit	202,156	178,746	242,460
Finance income	121,809	112,133	28,511
Finance cost	(54,580)	(19,065)	(13,129)
Finance result, net	67,229	93,068	15,382
Profit before income taxes	269,385	271,814	257,842
Income taxes	(49,926)	(52,413)	(49,227)
Profit for the period	219,459	219,401	208,615
In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	397,092	338,937	378,147
Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	89,895	97,010	117,889
Private Market Strategies [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	274,221	225,391	216,609
Fund Advisory fee	2,700	3,341	6,178
Fund Management fee	266,245	218,393	205,162
Fund Performance fee	5,276	3,659	5,269
Taxes and contributions	(15,808)	(11,816)	(11,488)
Net revenue from services rendered	258,413	213,577	205,121
General and administrative expenses	(48,864)	(40,919)	(45,118)
Share-based payments	(788)	(1,150)
Operating profit	208,762	171,508	160,003
Private Market Strategies [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	202,296	151,660	138,403
Private Market Strategies [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	71,925	73,731	78,206
Liquid Strategies [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	89,265	94,995	106,308
Fund Advisory fee	0	0	0
Fund Management fee	76,711	86,838	95,441
Fund Performance fee	12,554	8,158	10,867
Taxes and contributions	(5,480)	(5,684)	(9,108)
Net revenue from services rendered	83,785	89,312	97,200
General and administrative expenses	(24,293)	(24,686)	(26,313)
Share-based payments	(181)	(230)
Operating profit	59,312	64,396	70,887
Liquid Strategies [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	83,622	86,690	98,542
Liquid Strategies [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	5,643	8,305	7,766
Investment Products and solutions [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	82,583	94,862	106,290
Fund Advisory fee	36	32	59
Fund Management fee	77,749	91,301	83,718
Fund Performance fee	4,798	3,526	22,513
Taxes and contributions	(7,822)	(8,561)	(4,202)
Net revenue from services rendered	74,761	86,298	102,088
General and administrative expenses	(20,257)	(18,947)	(28,258)
Share-based payments	96	(414)
Operating profit	54,600	66,937	73,830
Investment Products and solutions [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	72,361	79,888	74,373
Investment Products and solutions [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	10,222	14,974	31,917
Financial Advisory Services [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	40,744	20,699	66,829
Fund Advisory fee	40,744	20,699	66,829
Fund Management fee	0	0	0
Fund Performance fee	0	0	0
Taxes and contributions	(3,448)	(1,791)	(5,780)
Net revenue from services rendered	37,296	18,908	61,049
General and administrative expenses	(9,700)	(5,021)	(12,513)
Share-based payments	0	0
Operating profit	27,596	13,887	48,536
Financial Advisory Services [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	38,639	20,699	66,829
Financial Advisory Services [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	2,105	0	0
Vinci Retirement Services [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	174	0
Fund Advisory fee	0	0
Fund Management fee	174	0
Fund Performance fee	0	0
Taxes and contributions	(9)	0
Net revenue from services rendered	165	0
General and administrative expenses	(9,256)	(5,733)
Share-based payments	0	0
Operating profit	(9,091)	(5,733)
Vinci Retirement Services [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	174	0
Vinci Retirement Services [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0
Corporate Center [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Fund Advisory fee	0	0	0
Fund Management fee	0	0	0
Fund Performance fee	0	0	0
Taxes and contributions	0	0	0
Net revenue from services rendered	0	0	0
General and administrative expenses	(124,928)	(119,767)	(110,796)
Share-based payments	(14,094)	(12,482)
Operating profit	(139,022)	(132,249)	(110,796)
Corporate Center [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Corporate Center [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 0	R$ 0	R$ 0